Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Cash and Cash Equivalents

	31 December 2019	31 December 2018
Cash in hand	131	144
Banks	10,238,310	7,413,113
– Demand deposits	632,022	587,007
– Time deposits	9,606,288	6,826,106
Other cash and cash equivalents	274	5,982

Cash and cash equivalents	10,238,715	7,419,239